Financial instruments at fair value (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Financial Instruments At Fair Value Details Narrative Abstract
Purchased listed shares for trading purposes	$ 613	$ 68	$ 226
Disposal of financial assets at fair value	6	1
Revaluation gain (loss)	$ 17	$ (5)